Note 8 - Premises and Equipment	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]

Note 8 - Premises and Equipment

The components of premises and equipment at December 31, 2021 and 2020 are as follows (in thousands):

	2021	2020
Land and land improvements	$292	$292
Buildings	1,568	1,553
Leasehold improvements	584	564
Furniture, fixtures and equipment	2,417	1,827
	4,861	4,236
Accumulated depreciation	(2,208)	(1,895)
Premises and equipment, net	$2,653	$2,341

Depreciation expense for the years ended December 31, 2021 and 2020 amounted to approximately $313,000 and $249,000, respectively.